SCHEDULE OF PREPAYMENTS AND RENTAL DEPOSITS PAID TO RELATED PARTIES (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
CS TECH Solution Limited	$ 95,663
Sky Sun Trading Limited	13,393	84,641
Subtotal	110,969	15,424
Less: allowance for expected credit loss	(272)
Total	110,697	15,424
CS TECH Solution Limited [Member]
Related Party Transaction [Line Items]
CS TECH Solution Limited	95,663
Sky Sun Trading Limited	13,393	13,496
Sky Sun Trading Limited [Member]
Related Party Transaction [Line Items]
Sky Sun Trading Limited	$ 15,306	$ 15,424